Investment Objectives and Goals - Rareview Multi-Asset ETF	Sep. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW MULTI-ASSET ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Multi-Asset ETF (the “Fund”) seeks to achieve long-term capital appreciation.